Financial risk management: (Details 2) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial risk management [Abstract]
Current assets	$ 6,000,912	$ 5,787,862
Current liabilities	2,408,222	2,408,649
Short term position (liquidity)	$ 3,592,690	$ 3,379,213